Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Carrying Amounts And Fair Value of Financial Assets and Liabilities
b.	Financial instruments that are measured at fair value on a recurring basis

December 31, 2018

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Non-listed stocks	$—	$—	$517	$517
Hedging financial assets	$—	$1	$—	$1
Financial assets at FVOCI
Equity investment	$2,900	$—	$4,033	$6,933
Financial liabilities at FVTPL
Derivatives	$—	$1	$—	$1

December 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$—	$—	$—
Listed stocks	1	—	—	1
Non-listed stocks	—	—	778	778
	$1	$—	$778	$779
Hedging financial assets	$—	$—	$—	$—
Financial assets at FVOCI
Equity investment	$2,454	$—	$4,700	$7,154
Financial liabilities at FVTPL
Derivatives	$—	$—	$—	$—

Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests	A decrease in discount for the lack of marketability or noncontrolling interests discount would result in increases in the fair values.

	December 31
	2018	2019
Discount for lack of marketability	12.73%-20.00%	13.73%-20.00%
Noncontrolling interests discount	24.41%-25.00%	21.45%-25.00%

Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests
	December 31
	2019	2019
	NT$	NT$
	(In Millions)
Discount for lack of marketability 5% decrease	$268	$342
Noncontrolling interests discount 5% decrease	$37	$54

Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Schedule of Reconciliations for Financial Assets

The reconciliations for financial assets measured at Level 3 are listed below:

2018

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2018 (IAS 39)	$—	$—	$—
The effect on retrospective adjustment of applying IFRS 9	543	3,925	4,468
Balance at January 1, 2018 (IFRS 9)	543	3,925	4,468
Acquisition	—	290	290
Recognized in profit or loss under “Other gains and losses”	(26)	—	(26)
Recognized in other comprehensive income under “Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income”	—	(175)	(175)
Proceeds from return of investees	—	(7)	(7)
Balance at December 31, 2018	$517	$4,033	$4,550
Unrealized loss in 2018	$(26)

2019

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2019	$517	$4,033	$4,550
Acquisition	300	—	300
Recognized in profit or loss under “Other gains and losses”	(39)	—	(39)
Recognized in other comprehensive income under “Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income”	—	676	676
Proceed from return of investments	—	(9)	(9)
Balance at December 31, 2019	$778	$4,700	$5,478
Unrealized loss in 2019	$(39)